BLACKROCK FUND INVESTORS I
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
JUNE 30, 1997 (UNAUDITED)

BLACKROCK FUND INVESTORS I
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investment in BlackRock Asset Investors, at estimated
     fair value (cost $190,124,338) (Notes 1 and 3)                  $ 191,889,797
Repurchase agreement dated 6/30/97
     with State Street Bank and Trust, Co. 5.60% due 7/1/97,
     collateralized by $1,225,000 United States Treasury Note
     4.75% due 10/31/98 (market value $1,216,078)
     (repurchase proceeds $1,190,185) (cost $1,190,000)                  1,190,000
                                                                     -------------
     Total investments (cost $191,314,338)                             193,079,797
                                                                     -------------

Cash                                                                         4,529
Notes receivable (Note 4)                                                   64,000
Deferred organization expenses and other assets (Note 1)                    75,148
                                                                     -------------
     Total assets                                                      193,223,474
                                                                     -------------
LIABILITIES

Master administration fee payable (Note 2)                                 483,370
Notes payable (Note 4)                                                      64,000
Other accrued expenses                                                      38,536
                                                                     -------------

     Total liabilities                                                     585,906
                                                                     -------------
NET ASSETS                                                           $ 192,637,568
                                                                     =============
Net assets were comprised of:
     Shares of beneficial interest, at par (Note 5)                          2,783
     Paid-in capital in excess of par                                $ 192,196,381
                                                                     -------------
                                                                       192,199,164
     Distribution in excess of net investment income                    (1,327,055)
     Net unrealized appreciation on investment companies                 1,765,459

     Total net assets                                                $ 192,637,568
                                                                     =============

Net asset value per share                                            $      692.24
                                                                     =============

Total shares outstanding at end of period                               278,283.29
                                                                     =============





--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME

Income
     Interest (net of interest expense of $2,555)                 $       33,531
     Dividend income                                                   7,967,246
                                                                  --------------
     Total income                                                      8,000,777
                                                                  --------------
Expenses
     Master administration (Note 2)                                      483,370
     Directors                                                            31,241
     Amortization of deferred organization expenses                       12,941
     Audit                                                                 8,627
     Amortization of prepaid insurance                                     2,861
     Transfer Agent                                                        2,603
     Custodian                                                             2,479
     Legal                                                                 2,479
     Miscellaneous                                                         7,043
                                                                  --------------
          Total expenses                                                 553,644
                                                                  --------------
     Net investment income                                             7,447,133
                                                                  --------------

UNREALIZED GAIN
     ON INVESTMENTS (NOTE 3)

Net change in unrealized appreciation on investment companies          3,800,398
                                                                  --------------
     Net unrealized gain                                               3,800,398
                                                                  --------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                    $   11,247,531
                                                                  ==============












--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH

Cash flows provided by operating activities:
     Dividends and interest received                              $   8,004,691
     Expenses paid                                                   (1,085,445)
     Paid to affiliates                                                 (45,559)
                                                                  -------------

     Net cash flows provided by operating activities                  6,873,687
                                                                  -------------

Net purchase of investments                                         (62,169,111)
                                                                  -------------
Cash flows provided by financing activities:
     Proceeds from Fund shares issued                                62,999,109
     Distributions to shareholders                                   (7,711,259)
                                                                  -------------
     Net cash flows provided by financing activities                 55,287,850
                                                                  -------------

Net decrease in cash                                                     (7,574)

Cash beginning of period                                                 12,103
                                                                  -------------
Cash end of period                                                        4,529
                                                                  =============
RECONCILIATION OF NET INCREASE IN NET
     ASSETS RESULTING FROM OPERATIONS
     TO NET CASH FLOWS PROVIDED BY
     OPERATING ACTIVITIES

Net increase in net assets resulting from operations              $  11,247,531
                                                                  -------------

Increase in unrealized appreciation                                  (3,800,398)
Decrease in deferred organization expenses and other assets              13,056
Decrease in payable to BAI                                              (45,559)
Decrease in accrued expenses and other liabilities                     (540,943)
                                                                  -------------

     Total adjustments                                               (4,373,844)
                                                                  -------------
Net cash flows provided by operating activities                   $   6,873,687
                                                                  =============






--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 FOR THE SIX MONTHS            FOR THE YEAR ENDED
                                                                ENDED JUNE 30, 1997            DECEMBER 31, 1996
                                                               ---------------------           -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

     Net investment income                                        $     7,447,133                 $  20,843,684
     Net realized gain                                                         --                     2,593,722
     Net change in unrealized appreciation
          on investment companies                                       3,800,398                       425,941
                                                                  ---------------                 -------------

     Net increase in net assets resulting
          from operations                                              11,247,531                    23,863,347
                                                                  ---------------                 -------------

Dividends and distributions to shareholders from:

     Net investment income                                             (7,711,259)                  (19,930,116)
     In excess of net investment income                                        --                    (1,086,752)
     Net realized gain                                                         --                    (2,593,722)
     Return of capital                                                         --                   (13,326,234)
                                                                  ---------------                 -------------

      Total dividends and distributions to shareholders                (7,711,259)                  (36,936,824)
                                                                  ---------------                 -------------

Fund share transactions:

     Proceeds from shares issued                                       62,999,109                   104,858,879
                                                                  ---------------                 -------------

     Net increase in net assets resulting
          from fund share transactions                                 62,999,109                   104,858,879
                                                                  ---------------                 -------------

     Net increase                                                      66,535,381                    91,785,402

NET ASSETS

Beginning of period                                                   126,102,187                    34,316,785
                                                                  ---------------                 -------------

End of period                                                     $   192,637,568                 $ 126,102,187
                                                                  ===============                 =============








--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    MARCH 29, 1995*
                                                                  FOR THE SIX MONTHS        FOR THE YEAR ENDED         THROUGH
                                                                 ENDED JUNE 30, 1997        DECEMBER 31, 1996     DECEMBER 31, 1995
                                                                ---------------------       ------------------    -----------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                $   678.38                  $   684.36            $ 1,000.00
                                                                    ----------                  ----------            ----------
     Net investment income (loss) (a)                                    26.76                      207.34                (88.36)
     Net realized and unrealized gain (loss) (a)                         14.81                       30.04               (227.28)
                                                                    ----------                  ----------            ----------
     Net increase (decrease) from investment operations                  41.57                      237.38               (315.64)
                                                                    ----------                  ----------            ----------

     Less dividends and distributions:
     Net investment income                                              (27.71)                    (131.31)                   --
     In excess of net investment income                                     --                       (7.16)                   --
     Net realized gain                                                      --                      (17.09)                   --
     Return of capital                                                      --                      (87.80)                   --
                                                                    ----------                  ----------            ----------
                                                                        (27.71)                    (243.36)                   --
                                                                    ----------                  ----------            ----------
Net asset value, end of period                                      $   692.24                  $   678.38            $   684.36
                                                                    ==========                  ==========            ==========

TOTAL INVESTMENT RETURN (B)                                              6.14%                      53.11%              (31.56)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                             0.65(c)                     1.55%              7.73%(c)
Net investment income (loss) (d)                                         8.71(c)                    29.24%            (7.73%)(c)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                                    $172,375                      $71,295               $15,573
Portfolio turnover                                                         --                           --                    --
Net assets, end of period (in thousands)                             $192,638                     $126,102               $34,317


--------------------------------------------------------------------------------

  *  Commencement of investment operations.
(a)  Calculated based on average shares.
(b) Total investment return is calculated assuming a purchase of a share of beneficial interest at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date. Total investment return for periods of less than one full year are not annualized.
(c)  Annualized.
(d) The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.57% and 7.70%, respectively, for the six months ended June 30, 1997. The ratio of expenses and net investment loss to total investor capital commitments of $194,950,055 is 0.57% and 10.69%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $194,950,055 on an annualized basis is 0.62% and (0.62%), respectively, for the year ended December 31, 1995.

     Contained above is the unaudited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.


See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1.       ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Fund Investors I ("Fund I") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund I invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund I. The value of Fund I's investment in BAI reflects Fund I's proportionate interest in the net assets of BAI. The performance of Fund I is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund I's financial statements.
     The following is a summary of significant accounting policies followed by Fund I.

SECURITIES VALUATION: Fund I's interest in BAI common shares is valued by Fund I at its proportionate interest in the net asset value of BAI (approximately 34.80% at June 30, 1997). Fund I also holds 532.44 BAI preferred shares which are valued at cost ($266,220). Valuation of securities by BAI is discussed in
Note 1 of BAI's Notes to Financial Statements which are included elsewhere in this report.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund I amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

TAXES: It is Fund I's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.
Therefore, no federal income or excise tax provision is required.
     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

DIVIDENDS AND DISTRIBUTIONS: Fund I declares and distributes dividends at least annually first from net investment income, then from realized short-term capital gains and other sources. Fund I also expects to pay distributions in the form of return of paid-in capital. Net long-term capital gains, if any, in excess of loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

MASTER ADMINISTRATION, ADMINISTRATION AND OTHER EXPENSES: Master administration and other expenses are recorded on the accrual basis.

DEFERRED ORGANIZATION EXPENSES: A total of $130,484 was incurred in connection with the organization of Fund I. These costs have been deferred and are being amortized ratably over a period of 60 months from the date Fund I commenced investment operations.

NOTE 2.       AGREEMENTS

     Fund I has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator ") which provides that during the Commitment Period the Trust will pay to the Master Administrator for its services (which are solely administrative in nature) a semi-annual fee, in arrears, in an amount equal to .50% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Master Administrator is .50% of the weighted average capital invested during the relevant period on an annualized basis.
     Fund I has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). For its services under the Administration Agreement, State Street receives no fees from Fund I.
     Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund I, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund I. Fund I bears all other costs and expenses.
      Certain trustees of BAI and Fund I, who are not interested parties, are paid a fee, which is split ratably between BAI, Fund I, BlackRock Fund Investors II and BlackRock Fund Investors III, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.       PORTFOLIO SECURITIES

     Purchases and proceeds from sales of investment securities other than short-term investments for the period ended June 30, 1997 amounted to
$62,999,110 and $0, respectively. The federal income tax basis of the investments of Fund I at June 30, 1997 was substantially the same as the basis for financial reporting.

NOTE 4.       NOTES

     Fund I has issued and sold notes in the aggregate principal amount of $64,000 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of Fund I.

NOTE 5.       CAPITAL

     Fund I has obtained capital commitments from investors in the form of subscription agreements to engage in the real estate debt investment activities described herein. When notified by Fund I, in accordance with the Declaration of Trust, the investors shall make capital contributions as are required to satisfy their outstanding capital commitments. Fund I must give fourteen days advance notice before contributions are due. As of June 30, 1997, the total capital commitments from investors was $194,950,055 of which $192,222,950 had been called and received.

TRUSTEES
Laurence D. Fink, CHAIRMAN
Terry Blaney
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Kendrick R. Wilson, III

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022











The accompanying financial statements as of June 30, 1997 were not audited and accordingly, no opinion is expressed on them. This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BLACKROCK FUND INVESTORS I
Two Heritage Drive
North Quincy, MA  02171